RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details)	12 Months Ended
	Nov. 30, 2021 CAD ($) share	Nov. 30, 2020 CAD ($) share	Nov. 30, 2019 CAD ($) share
Disclosure of transactions between related parties [line items]
Due from directors and officers	$ 0	$ 2,500
Due to directors and officers	52,728	46,355
Prepayment to related party	5,513	4,000
Value of common shares issued as compensation for consulting fees	307,734	125,000
Shares issued for consulting services	$ 307,734	125,000	$ 0
Number of options granted | share	1,700,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 41,667	41,667
Consulting fees	307,734	166,667	0
Value of common shares issued as compensation for consulting fees	$ 656,250	$ 500,000	$ 0
Number of options granted | share	825,000	1,050,000	250,000
Company controlled by Former Chief Financial Officer [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 0	$ 3,865
Accounting fees	36,202	22,852	$ 24,490
Rent	$ 5,000	$ 20,000	$ 0
Number of options granted | share	150,000	100,000	100,000
Related parties [Member]
Disclosure of transactions between related parties [line items]
Accounting fees	$ 36,202	$ 22,852	$ 24,490
Rent	5,000	20,000	0
Consulting fees	$ 307,734	$ 166,667	$ 0
Number of options granted | share	1,725,000	1,650,000	850,000